UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value
CONSUMER DISCRETIONARY — 8.4%
Charter Communications, Cl A *	7,000	$1,108,730
Comcast, Cl A	24,900	1,378,215
Liberty Global, Cl A *	34,000	1,545,980
Time Warner Cable	14,000	2,060,940

		6,093,865

ELECTRIC UTILITIES — 19.5%
Duke Energy	28,000	2,300,200
ITC Holdings	65,000	2,574,650
NextEra Energy	29,000	2,906,380
NextEra Energy LP	6,000	219,360
Northeast Utilities	61,840	3,051,804
TerraForm Power, Cl A *	2,000	56,920
Westar Energy, Cl A	79,000	2,986,990

		14,096,304

ENERGY — 23.8%
Anadarko Petroleum	12,000	1,101,360
Cimarex Energy	6,000	682,020
Enbridge	54,400	2,576,384
EOG Resources	23,000	2,186,150
MarkWest Energy Partners LP (A)	24,000	1,681,200
Pioneer Natural Resources	14,000	2,646,840
Range Resources	11,000	752,400
Schlumberger	23,000	2,269,180
Valero Energy	7,000	350,630
Williams Companies	52,400	2,908,724

		17,154,888

FINANCIALS — 4.4%
American Tower, Cl A REIT	32,200	3,139,500

GAS — 2.2%
ONE Gas	41,000	1,555,950

INDUSTRIALS — 2.9%
Union Pacific	18,200	2,119,390

INFORMATION TECHNOLOGY — 1.4%
First Solar *	17,000	1,001,300

MATERIALS — 1.9%
LyondellBasell Industries, Cl A	15,000	1,374,450

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND
ENERGY INFRASTRUCTURE FUND
OCTOBER 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MULTI-UTILITIES — 17.9%
CMS Energy,	71,000	$2,319,570
DTE Energy	37,650	3,093,324
National Grid PLC ADR	35,000	2,603,650
NiSource	51,700	2,174,502
Sempra Energy	25,000	2,750,000

		12,941,046

TELECOMMUNICATION SERVICES — 7.1%
BCE	30,700	1,365,229
Level 3 Communications *	17,000	797,470
SBA Communications, Cl A *	13,000	1,460,290
Verizon Communications	30,000	1,507,500

		5,130,489

WATER UTILITIES — 7.2%
American Water Works	65,300	3,485,061
Aqua America	66,000	1,729,200

		5,214,261

TOTAL COMMON STOCK (Cost $55,149,581)		69,821,443

SHORT-TERM INVESTMENT (B) — 3.4%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $2,477,878)	2,477,878	2,477,878

TOTAL INVESTMENTS — 100.1% (Cost $57,627,459)†		$72,299,321

Percentages are based on Net Assets of $72,204,540.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $57,627,459, and the unrealized appreciation and depreciation were $14,898,427 and $(226,565), respectively.
*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At October 31, 2014, these securities amounted to $1,681,200 or 2.3% of net assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2014.

ADR	—	American Depositary Receipt
Cl	—	Class
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014